Financial Instruments - Financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Measured at amortized cost:
Short-term secured borrowings	$ 369,300	$ 151,400
Accounts payables and other payables (including related parties)	177,593	305,755
Long-term unsecured borrowings (including current portion)	46,500	52,500
Lease liabilities (including current and noncurrent)	11,675	15,860
Guarantee deposits	66,631	55,215
Total	671,699	580,730
Unsecured Borrowings
Measured at amortized cost:
Short-term unsecured borrowings	0	0	$ 0
Secured Borrowings
Measured at amortized cost:
Short-term secured borrowings	$ 369,300	$ 151,400	$ 104,000